As filed with the Securities and Exchange Commission on October 15, 2018

Securities Act File No. 33-41694

Investment Company Act File No. 811-06352

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_______________

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 228	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 239 (Check appropriate box or boxes)	☒

VOYA SERIES FUND, INC.

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr., Esq. Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 (Name and Address of Agent for Service)	With copies to: Elizabeth J. Reza Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date), pursuant to paragraph (a)(1)

☐ On (date), pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date), pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Capital Stock, par value $0.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 228 to its Registration statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 228 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 15th day of October, 2018.

VOYA SERIES FUND, INC.

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr. Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE -----------------	TITLE ---------	DATE ---------

	Chief Executive Officer	October 15, 2018
Michael Bell*

	Senior Vice President and Chief/Principal Financial Officer	October 15, 2018
Todd Modic*

	Interested Director and President	October 15, 2018
Dina Santoro*

	Director	October 15, 2018
Colleen D. Baldwin*

	Director	October 15, 2018
John V. Boyer*

	Director	October 15, 2018
Patricia W. Chadwick*

	Director	October 15, 2018
Martin J. Gavin*

	Director	October 15, 2018
Russell H. Jones*

	Director	October 15, 2018
Patrick W. Kenny*

	Director	October 15, 2018
Joseph E. Obermeyer*

	Director	October 15, 2018
Sheryl K. Pressler*

	Director	October 15, 2018
Christopher P. Sullivan*

	Director	October 15, 2018
Roger B. Vincent*

*By: /s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**	Powers of Attorney for Michael Bell, Todd Modic, and each Director, were filed as an attachment to Post-Effective Amendment No. 224 on July 27, 2018 and are incorporated herein by reference.

EXHIBIT INDEX

VOYA SERIES FUND, INC.

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase